Capital Stock (Tables)	12 Months Ended
Sep. 30, 2024
Capital Stock [Abstract]
Schedule of Black-Scholes Option Valuation Model, with the Following Weighted Average Assumptions	The fair values of these stock options were estimated at the dates of grant, which is October 19, 2023 for stock options granted in fiscal 2024 and December 30, 2022 for stock options granted in fiscal 2023, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:
	September 30, 2024	September 30, 2023
Stock price	$1.16	$2.21
Exercise price	$1.16	$2.21
Expected risk free interest rate	4.75%	3.99%
Expected volatility	166.40%	174.20%
Expected life in years	5	5
Expected dividend yield	nil	nil
Grant date fair value per option	$1.10	$2.11

Schedule of Outstanding Stock Options	A continuity schedule of outstanding stock options at September 30, and the changes during the periods, is as follows:
	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2022	365,000	4.10
Granted	90,000	2.21
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2023	455,000	3.73
Granted	1,030,000	1.16
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2024	1,485,000	1.95

Schedule of Outstanding Unvested Stock Options	A continuity schedule of outstanding unvested stock options at September 30, and the changes during the periods, is as follows:
	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2022	91,250	4.06
Granted	90,000	2.11
Vested	(158,750)	3.30
Forfeited	-	-
Balance, September 30, 2023	22,500	2.11
Granted	1,030,000	1.10
Vested	(775,000)	1.19
Forfeited	-	-
Balance, September 30, 2024	277,500	1.10

Schedule of Stock Options Outstanding and Exercisable	A summary of stock options outstanding and exercisable at September 30, 2024:
	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	365,000	4.10	7.08
December 30, 2022	90,000	2.21	8.25
October 19, 2023	752,500	1.16	9.08

Schedule of Stock-Based Compensation Expense	A summary of stock-based compensation expense for the years ended September 30 2024, 2023 and 2022 is as follows:
	September 30,	September 30,	September 30,
	2024	2023	2022
	US$	US$	US$

Common share awards	834,399	1,796,179	3,455,680
Stock option awards	1,142,787	265,631	1,357,369
Total	1,977,186	2,061,810	4,813,049